FINANCIAL INSTRUMENTS (Fair Value Hierarchy) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets:
Available for sale securities	$ 76,925	$ 55,661
Interest rate/currency swap contracts - long term receivables	16,633	3,411
Total assets	93,558	59,072
Liabilities:
Floating rate NOK bonds due 2014	72,032	78,891
Floating rate NOK bonds due 2017	93,752	106,902
8.5% Senior Notes due 2013		248,542
Swap Contracts, Short Term Payable, Fair Value Disclosure	5,705
Interest rate/ currency swap contracts – long-term payables	56,490	85,881
Total liabilities	717,875	638,729
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Recurring Basis [Member]
Assets:
Available for sale securities	56,379	37,882
Total assets	56,379	37,882
Liabilities:
Floating rate NOK bonds due 2014	72,032	78,891
Floating rate NOK bonds due 2017	93,752	106,902
8.5% Senior Notes due 2013		248,542
Total liabilities	655,680	552,848
Significant Other Observable Inputs (Level 2) [Member] | Recurring Basis [Member]
Assets:
Interest rate/currency swap contracts - long term receivables	16,633	3,411
Total assets	16,633	3,411
Liabilities:
Swap Contracts, Short Term Payable, Fair Value Disclosure	5,705
Interest rate/ currency swap contracts – long-term payables	56,490	85,881
Total liabilities	62,195	85,881
Significant Unobservable Inputs (Level 3) [Member] | Recurring Basis [Member]
Assets:
Available for sale securities	20,546	17,779
Total assets	20,546	17,779
Liabilities:
Total liabilities	0	0
3.75% Senior Unsecured Convertible Bonds Due 2016 [Member]
Liabilities:
Unsecured convertible bonds	130,589	118,513
3.75% Senior Unsecured Convertible Bonds Due 2016 [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Recurring Basis [Member]
Liabilities:
Unsecured convertible bonds	130,589	118,513
Senior Unsecured Convertible Bonds Due 2018 [Member]
Liabilities:
Unsecured convertible bonds	359,307
Senior Unsecured Convertible Bonds Due 2018 [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Recurring Basis [Member]
Liabilities:
Unsecured convertible bonds	$ 359,307